Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Other than for purposes of granting replacement awards in connection with acquisitions, the Company does not currently grant new awards of stock options, stock appreciation rights or similar option-like instruments (“Options”). Accordingly, the Company has no specific policy or practice on the timing of awards of Options in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant new awards of Options, the board of directors will evaluate the appropriate steps to take in relation to the foregoing. No Options were awarded to any of the NEOs in the period beginning four (4) business days before the filing of any of our periodic or current reports that disclosed material nonpublic information, and ending one (1) business day after the filing or furnishing of such report.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In the event the Company determines to grant new awards of Options, the board of directors will evaluate the appropriate steps to take in relation to the foregoing.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	No Options were awarded to any of the NEOs in the period beginning four (4) business days before the filing of any of our periodic or current reports that disclosed material nonpublic information, and ending one (1) business day after the filing or furnishing of such report.